INCOME TAXES (10k specific)	12 Months Ended
Dec. 31, 2010
INCOME TAXES
INCOME TAXES
NOTE 9 – INCOME TAXES

The following is a reconciliation of the federal statutory income tax rate to our income tax expense:

	Year Ended December 31,
(In millions)	2010	2009	2008
Components of income from continuing operations:
United States	$308.8	$312.5	$278.5
Foreign	2.1	2.1	9.9
Income before income taxes	310.9	314.6	288.4
Statutory tax rate	x 35.0%	x 35.0%	x 35.0%
Federal income tax expense at statutory rate	108.8	110.1	100.9
State income taxes, net of federal benefit	8.3	8.7	8.0
Unrecognized tax benefits	1.0	(3.1)	1.7
Other, net	2.1	2.4	(5.4)
Total income tax expense	$120.2	$118.1	$105.2

Effective tax rate	38.7%	37.5%	36.5%

The components of income tax expense were as follows:

	Year Ended December 31,
(In millions)	2010	2009	2008
Current:
Federal	$92.8	$103.4	$89.0
State	12.3	6.7	13.7
Foreign	2.4	2.6	(7.8)
	107.5	112.7	94.9

Deferred:
Federal	11.3	5.8	7.6
State	1.2	(0.1)	2.7
Foreign	0.2	(0.3)	--
	12.7	5.4	10.3

Income tax expense	$120.2	$118.1	$105.2

The tax effect of cumulative temporary differences that gave rise to the deferred tax assets and liabilities were as follows:

	December 31,
(In millions)	2010	2009
Deferred tax assets:
Depreciation and amortization	$16.6	$22.9
Insurance reserves	15.5	18.0
Deferred compensation	13.7	13.6
Deferred revenue	13.6	7.9
Reserve for estimated wireless service deactivations	12.0	14.1
Indirect effect of unrecognized tax benefits	10.1	10.1
Accrued average rent	8.5	8.7
Convertible debt original issue discount	1.9	2.5
Other	36.4	42.7
Total deferred tax assets	128.3	140.5

Deferred tax liabilities:
Deferred taxes on foreign operations	6.6	6.2
Other	14.4	12.4
Total deferred tax liabilities	21.0	18.6
Net deferred tax assets	$107.3	$121.9

Deferred tax assets and liabilities were included in the Consolidated Balance Sheets as follows:

	December 31,
(In millions)	2010	2009
Other current assets	$61.4	$68.8
Other non-current assets	45.9	53.1
Net deferred tax assets	$107.3	$121.9

We anticipate that we will generate sufficient pre-tax income in the future to realize the full benefit of U.S. deferred tax assets related to future deductible amounts. Accordingly, a valuation allowance was not required at December 31, 2010 or 2009. We have not recorded deferred U.S. income taxes or foreign withholding taxes on temporary differences resulting from earnings for certain foreign subsidiaries that are considered permanently invested outside the United States. The cumulative amount of these earnings and the amount of the unrecognized deferred tax liability related to these earnings were not material to the financial statements.

A reconciliation of the consolidated liability for gross unrecognized income tax benefits (excluding interest) from January 1, 2008, to December 31, 2010, is as follows:

(In millions)	2010	2009	2008
Balance at beginning of year	$26.5	$38.1	$45.6
Increases related to prior period tax positions	--	--	1.5
Decreases related to prior period tax positions	(0.4)	(5.5)	(2.8)
Increases related to current period tax positions	1.7	1.9	4.6
Settlements	(1.1)	(7.2)	(8.8)
Lapse in applicable statute of limitations	(0.8)	(0.8)	(2.0)
Balance at end of year	$25.9	$26.5	$38.1

The amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate as of December 31, 2010, was $20.1 million.

We recognize accrued interest and penalties associated with uncertain tax positions as part of the tax provision. As of December 31, 2010 and 2009, we had $10.8 million and $10.1 million, respectively, of accrued interest expense associated with uncertain tax positions. Income tax expense included interest associated with uncertain tax positions of $1.7 million, $3.6 million, and $4.4 million, in 2010, 2009, and 2008, respectively.

We do not expect significant changes in unrecognized tax benefit liabilities over the next twelve months. Our unrecognized tax benefit liabilities are classified in other non-current liabilities on the Consolidated Balance Sheets as of December 31, 2010.

RadioShack Corporation and its U.S. subsidiaries join in the filing of a U.S. federal consolidated income tax return. The U.S. federal statute of limitations is closed for all years prior to 2004. Foreign and U.S. state jurisdictions have statutes of limitations generally ranging from 3 to 5 years. Our tax returns are currently under examination in various federal, state and foreign jurisdictions. While one or more of these examinations may be concluded within the next twelve months, we do not expect this to have a significant effect on our results of operations or financial position. Our effective tax rate for future periods may be affected by the settlement of tax controversies or by the expiration of the statute of limitations for periods for which a liability has been established.